Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 410,948,084	¥ 2,860,938,368			¥ 2,501,188,374	¥ 6,832,306,121
Short-term amounts due from related parties | ¥					2,071
Other current assets	235,413,836	1,638,904,061	¥ 1,817,088,275		1,818,222,205
Total current assets	2,445,271,447	17,023,490,766			14,489,143,692
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	6,432,164	44,779,440			33,199,265
Total non-current assets	192,207,878	1,338,112,804			1,764,231,110
TOTAL ASSETS	2,637,479,325	18,361,603,570			16,253,374,802
Current liabilities:
Accrued expenses and other current liabilities	103,172,412	718,265,702			507,486,437
Total current liabilities	559,815,166	3,897,321,228			5,019,361,546
Convertible senior notes	336,055,556	2,339,551,570
TOTAL NON-CURRENT LIABILITIES	364,881,312	2,540,230,713			413,400,000
Total liabilities	924,696,478	6,437,551,941			5,432,761,546
Commitments and contingencies | $
Shareholders' equity
Treasury shares	(52,016,766)	(362,130,324)			(362,130,324)
Additional paid-in capital	569,929,200	3,967,733,108			6,160,445,929
Accumulated other comprehensive loss	1,862,330	12,965,166			44,858,239
Retained earnings	1,196,707,538	8,331,238,537			5,066,950,612
Total shareholders' equity	1,712,782,847	11,924,051,629			10,820,613,256	¥ 9,540,366,801	¥ (3,430,388,786)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,637,479,325	18,361,603,570			16,253,374,802
Class A Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	18,908	131,638			161,442
Class B Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	6,297	43,836			43,836
Parent Company [Member]
Current assets:
Cash and cash equivalents	140,395,981	977,408,741			543,307,703
Short-term amounts due from related parties	379,230,512	2,640,126,978			2,970,270,234
Other current assets	88,880	618,772			1,715,437
Total current assets	519,715,373	3,618,154,491			3,515,293,374
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	1,532,135,683	10,666,422,196			7,312,249,746
Total non-current assets	1,532,135,683	10,666,422,196			7,312,249,746
TOTAL ASSETS	2,051,851,056	14,284,576,687			10,827,543,120
Current liabilities:
Accrued expenses and other current liabilities	2,373,612	16,524,612			2,536,138
Short-term amounts due to related parties	639,041	4,448,876			4,393,726
Total current liabilities	3,012,653	20,973,488			6,929,864
Non-current liabilities
Convertible senior notes	336,055,556	2,339,551,570
TOTAL NON-CURRENT LIABILITIES	336,055,556	2,339,551,570
Total liabilities	339,068,209	2,360,525,058			6,929,864
Commitments and contingencies
Shareholders' equity
Treasury shares	(52,016,766)	(362,130,324)			(362,130,324)
Additional paid-in capital	569,929,200	3,967,733,108			4,030,410,733
Accumulated other comprehensive loss	(1,862,330)	(12,965,166)			(44,858,239)
Retained earnings	1,196,707,538	8,331,238,537			7,196,985,808
Total shareholders' equity	1,712,782,847	11,924,051,629			10,820,613,256
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,051,851,056	14,284,576,687			10,827,543,120
Parent Company [Member] | Class A Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	18,908	131,638			161,442
Parent Company [Member] | Class B Voting Ordinary Shares [Member]
Shareholders' equity
Common stock	$ 6,297	¥ 43,836			¥ 43,836